SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION - Carrying Amount and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties
Balance at the beginning of the period	$ 1,888,760	$ 1,696,132	$ 1,682,480
Additions	1,100,138	194,107	19,622
Loss on asset impairment	(9,490)
Disposals	(3,687)	(1,479)	(2,624)
Reclassification of assets held for sale			(3,346)
Balance at the end of the period	2,975,721	1,888,760	1,696,132
Accumulated Depreciation
Balance at the beginning of the period	296,804	255,879	219,791
Additions	45,315	42,404	38,987
Loss on asset impairment	0
Disposals	(271)	(1,479)	(2,624)
Reclassification of assets held for sale			(275)
Balance at the end of the period	$ 341,848	$ 296,804	$ 255,879